Share-Based Payment Arrangements	6 Months Ended
Dec. 31, 2020
Disclosure of share-based payment arrangements [Abstract]
Share-Based Payment Arrangements	Share-Based Payment Arrangements
The Group had the following share-based payment arrangements: Company Share Option Plan (“CSOP”) Joint Share Ownership Plan (“JSOP”), Long Term Incentive Plan (“LTIP”), 2018 Equity Incentive plan (“EIP”), 2018 Sharesave Plan (“SAYE”) and Bonus Equity Payments. There were no new plans launched in the reporting period.
The number, weighted-average exercise price and average contractual life of the share options under the above arrangements were as follows:

	CSOP	JSOP	LTIP	EIP	SAYE	Bonus Payments
Options outstanding at July 1, 2020	20,845	167,611	781,022	1,104,267	759,207	117,116
Options granted during the period	—	—	—	506,499	423,272	—
Options exercised during the period	—	133,536	546,486	351,097	444	—
Options forfeited during the period	15,000	—	4,000	9,834	14,704	—
Options outstanding at December 31, 2020	5,845	34,075	230,536	1,249,835	1,167,331	117,116

Weighted average exercise price December 31, 2020 - £	0.90	—	—	—	25.92	—
Weighted average contractual life December 31, 2020 - years	3	16	5	3	2	0
The fair values were determined using the following inputs and models to the Black-Scholes option pricing model:

	2020 SAYE	2019 SAYE
Exercise price	£36.63	£31.79
Risk-free rate	0.19%	2.91%
Expected volatility	35%	36%
Expected dividends	—	—
Fair value of option	£16.38	£16.51
For the six months ended December 31, 2020, the Group recognised £11.9 million of share-based payment charge in respect of all the Group’s share option schemes (December 31, 2019: £7.00 million).